Stockholders’ equity (Tables)	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Stockholders' Equity - Schedule of Stock by Class

Stockholders’ equity consisted of the following:

	As at June 30, 2025		As at December 31, 2024
Share Capital	Ordinary Shares	F Shares	Ordinary Shares	F Shares
Par value per share	USD 0.01	USD 0.05	USD 0.01	USD 0.05
Share capital (in USD)	1,237,317	74,990	1,000,395	74,985

Total number of authorized shares	200,000,000	10,000,000	200,000,000	10,000,000
Total number of fully paid-in issued shares	123,731,729	1,499,800	100,039,519	1,499,700
Total number of fully paid-in outstanding shares	123,731,729	1,499,800	100,039,519	1,499,700
Total share capital (in USD)	1,312,307		1,075,380